FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 16, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”) Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) Institutional Shares Service Shares R6 Shares
1933 Act File No. 033-03164 1940 Act File No. 811-04577

Dear Sir or Madam:

Post-Effective Amendment No. 245 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 238 under the Investment Company Act of 1940, as amended, to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on June 27, 2024 pursuant to the provisions of Rule 485 (a)(1) under the 1933 Act. A Rule 485(a) filing is being made to add Class R6 Shares to the Fund.

On Part C of the Amendment, the Registrant has indicated that financial statements will be filed by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about June 26, 2024 to become effective on June 27, 2024, simultaneously with the effectiveness of the Registrant’s Rule 485(a) Post-Effective Amendment.

If you have any questions on the enclosed material, please contact me at susan.lloyd@federatedhermes.com or (724) 720-7260.

Very truly yours,

/s/ Susan Lloyd
Susan Lloyd
Senior Paralegal
Federated Hermes, Inc.